Commitments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Commitments
39	COMMITMENTS

(a)	Capital commitments
The Group had the following capital commitments relating to property development projects and investments:

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Contracted, but not provided for
Investments	91,727	94,770
Property, plant and equipment	1,408	1,528

Total	93,135	96,298

(b)	Operating lease commitments
As lessor, the future minimum rentals receivable under
non-cancellable
operating leases are as follows:

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Not later than one year	893	781
Later than one year but not later than five years	1,478	1,296
Later than five years	160	142

Total	2,531	2,219